[Letterhead]

BURNHAM INVESTORS TRUST

Supplement Dated July 6, 2006
To Statement of Additional Information Dated May 1, 2006

THE FOLLOWING INFORMATION REPLACES THE CONTRARY INFORMATION FOUND IN THE TABLE ON PAGE 46 IN THE STATEMENT OF ADDITIONAL INFORMATION AND IS EFFECTIVE MAY 18, 2006:

SUBADVISER	SUBAVISED FUND	SUBADVISORY FEE (%)
Reich & Tang	Burnham U.S. Government	Less than $100 million	0.13%
Asset Management LP	Money Market Fund	$100 million but less than $150 million	0.06%
		$150 million or more	0.04%

THE FOLLOWING INFORMATION REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION IN THE STATEMENT OF ADDITIONAL INFORMATION:

On May 18, 2006, the Board of Trustees approved the appointment of Thomas N. Calabria as Chief Compliance Officer. Mr. Calabria, born in 1968, is Vice President of Compliance for Burnham Asset Management Corp. and Burnham Securities Inc. Prior to joining Burnham, he was an Assistant Vice President of PFPC Inc.

Call Burnham Investors Trust at 1-800-462-2392 for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE.